Note 11 - Related Party Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Minimum Related Party Loan	$ 120
Related Party Deposit Liabilities	$ 30,169	$ 14,616